COVER LETTER

October 17, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 90 to the Trust’s Registration Statement under the Securities Act and Amendment No. 75 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MML International Equity Fund, a new series of the Trust, and accordingly its anticipated effective date is December 31, 2013. The Fund will offer its shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund